SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 08, 2021	Jan. 20, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Repayment of debt			$ 8,333	$ 8,332	$ 36,509
Subsequent Event [Member]
Ordinary shares issued		6,487,000
Ordinary shares issued pursuant to the full exercise of an overallotment option granted to the underwriters		748,500
Proceeds received by the Company from offering		$ 61,126
Subsequent Event [Member] | Mizrachi [Member]
Repayment of debt	$ 8,333